WARRANTS: Warrants to purchase common shares (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 06, 2013	Oct. 31, 2012	Jun. 30, 2013	Mar. 31, 2013
Class of Warrant or Right [Line Items]
Shares, Balance			1,080,000	0
Shares, Granted		1,000,000	11,323,601	1,080,000
Shares, Exercised			0	0
Shares, Cancelled			0	0
Shares, Balance			12,403,601	1,080,000
Shares, exercisable			12,403,601	1,080,000
Weighted Average Exercise Price, Balance			0.50	0
Weighted Average Exercise Price, Granted	0.50	0.70	0.50	0.50
Weighted Average Exercise Price, Cancelled			$ 0	$ 0
Weighted Average Exercise Price Balance			0.50	0.50